Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Stock-Based Compensation Expense Recorded in Statements of Operations

The Company recorded stock-based compensation expense in the following expense categories in its accompanying statements of operations:

	Three Months Ended September 30,		Nine Months September 30,
(in thousands)	2019	2020	2019	2020
Research and development	$135	$630	$250	$1,047
General and administrative	162	842	270	1,414

	$297	$1,472	$520	$2,461

The Company measures stock-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded stock-based compensation expense in the following expense categories in its accompanying statements of operations:

	Year Ended December 31,
	2018	2019
	(in thousands)
Research and development	$178	$437
General and administrative	2	409

	$180	$846

Summary of Stock Option Activity

The following table summarizes stock option activity for the periods indicated:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at January 1, 2020	2,269,742	$1.66	9.20
Granted	4,594,130	$9.38
Exercised	(98,254)	$0.98
Forfeited	(115,736)	$1.37

Outstanding at September 30, 2020	6,649,882	$7.00	9.40

Exercisable at September 30, 2020	783,236	$1.64	8.40

The following table summarizes stock option activity for the Plan in the years indicated:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at January 1, 2018	25,938	$0.31	9.14
Granted	563,023	$1.15

Outstanding at December 31, 2018	588,961	$1.11	9.35
Granted	1,703,692	$1.84
Forfeited	(19,669)	$1.16
Exercised	(3,242)	$1.02

Outstanding at December 31, 2019	2,269,742	$1.66	9.20

Exercisable at December 31, 2019	245,794	$1.04	8.24

Summary of Information about Stock Options Outstanding

The following table summarizes information about stock options outstanding at September 30, 2020 under the Plan:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.31 - $1.02	253,931	7.43	$0.98	162,037	$0.96
$1.43 - $1.89	3,259,095	9.05	1.85	619,998	1.79
$12.85 - $19.00	3,136,856	9.92	12.86	1,201	12.85

	6,649,882			783,236

The following table summarizes information about stock options outstanding at December 31, 2019 under the Plan:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.31—$1.02	396,590	8.13	$0.97	189,233	$0.92
$1.43—$1.89	1,873,152	9.43	1.81	56,561	1.43

	2,269,742			245,794

Schedule of Fair Value of Each Option Estimated on Date of Grant Using Weighted Average Assumptions

The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

	Nine months ended September 30,
	2019	2020
Expected volatility	91.60%	115.09%
Risk-free interest rate	1.88%	0.42%
Expected life (in years)	6.25	6.25
Expected dividend yield	—	—

The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

	Year Ended December 31,
	2018	2019
Expected volatility	87.01%	91.60%
Risk-free interest rate	2.85%	1.87%
Expected life (in years)	6.25	6.25
Expected dividend yield	—	—
Fair value of common stock	$1.15	$1.84

Summary of Activity related to RSA Stock-Based Payment Awards

The following table summarizes activity related to RSA stock-based payment awards:

	Number of shares	Weighted-average grant date fair value
Unvested balance at January 1, 2020	1,335,349	$1.42
Granted	432,301	$3.26
Vested	(455,626)	$1.40

Unvested balance at September 30, 2020	1,312,024	$2.03

The following table summarizes activity related to RSA stock-based payment awards:

	Number of shares	Weighted-average grant date fair value
Unvested balance at January 1, 2019	856,438	$0.74
Granted	778,141	1.89
Vested	(299,230)	0.68

Unvested balance at December 31, 2019	1,335,349	$1.42